UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21400
Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.3%

Security	Shares	Value
Aerospace & Defense — 3.0%
General Dynamics Corp.(1)	175,000	$11,882,500
Honeywell International, Inc.(1)	300,000	12,831,000
Lockheed Martin Corp.(1)	120,000	9,590,400

		$34,303,900

Capital Markets — 3.2%
Credit Suisse Group AG(1)	564,000	$21,768,960
Goldman Sachs Group, Inc.(1)	95,000	13,704,700

		$35,473,660

Commercial Banks — 2.8%
Banco Santander Brasil SA ADR(1)	565,300	$5,890,426
BNP Paribas SA(1)	310,000	17,564,625
DnB NOR ASA(1)	102,222	1,015,584
Intesa Sanpaolo SpA(1)	2,500,000	6,511,806

		$30,982,441

Communications Equipment — 0.9%
Nokia Oyj(1)	1,000,000	$10,045,616

		$10,045,616

Computers & Peripherals — 3.4%
International Business Machines Corp.(1)	304,000	$38,079,040

		$38,079,040

Diversified Financial Services — 2.4%
Bank of America Corp.(1)	1,325,000	$20,855,500
Deutsche Boerse AG(1)	105,000	6,424,553

		$27,280,053

Diversified Telecommunication Services — 9.0%
AT&T, Inc.(1)	728,750	$17,708,625
Deutsche Telekom AG(1)	2,370,000	26,561,423
France Telecom SA(1)	1,660,000	31,378,601
Tele2 AB(1)	1,100,000	15,961,966
Telefonos de Mexico SA de CV ADR(1)	650,000	9,145,500

		$100,756,115

Electric Utilities — 8.4%
Edison International(1)	677,000	$21,907,720
Enel SpA(1)	6,270,000	28,617,324
Exelon Corp.(1)	75,000	2,895,000
Fortum Oyj(1)	940,000	21,088,441
FPL Group, Inc.(1)	400,000	19,972,000

		$94,480,485

Electrical Equipment — 1.2%
Emerson Electric Co.(1)	300,000	$13,932,000

		$13,932,000

Food Products — 4.1%
Kraft Foods, Inc., Class A(1)	622,821	$17,812,681
Nestle SA(1)	636,000	28,702,553

		$46,515,234

Security	Shares	Value
Household Durables — 2.5%
Stanley Black & Decker, Inc.(1)	400,000	$22,316,000
Whirlpool Corp.(1)	54,000	5,639,760

		$27,955,760

Insurance — 1.5%
Allianz SE(1)	168,000	$16,783,671

		$16,783,671

Media — 4.0%
Vivendi SA(1)	800,000	$17,205,894
Wolters Kluwer NV(1)	1,490,000	27,340,984

		$44,546,878

Metals & Mining — 6.6%
BHP Billiton, Ltd. ADR(1)	481,000	$31,188,040
Vale SA ADR(1)	1,580,000	42,960,200

		$74,148,240

Multi-Utilities — 6.1%
National Grid PLC(1)	3,580,000	$25,849,852
Sempra Energy(1)	500,000	23,000,000
United Utilities Group PLC(1)	2,550,000	19,802,680

		$68,652,532

Oil, Gas & Consumable Fuels — 15.6%
Chevron Corp.(1)	624,000	$46,094,880
ConocoPhillips(1)	520,000	26,967,200
Marathon Oil Corp.(1)	1,296,000	40,292,640
Peabody Energy Corp.(1)	500,000	19,480,000
Statoil ASA(1)	1,410,000	27,955,874
Total SA(1)	310,000	14,361,202

		$175,151,796

Pharmaceuticals — 5.3%
Johnson & Johnson(1)	146,000	$8,511,800
Merck & Co., Inc.(1)	596,307	20,089,583
Sanofi-Aventis(1)	515,000	30,828,088

		$59,429,471

Software — 2.3%
Microsoft Corp.(1)	1,020,000	$26,316,000

		$26,316,000

Specialty Retail — 1.3%
Limited Brands, Inc.(1)	610,000	$15,164,600

		$15,164,600

Textiles, Apparel & Luxury Goods — 1.9%
VF Corp.(1)	275,000	$21,271,250

		$21,271,250

Tobacco — 2.5%
Philip Morris International, Inc.(1)	630,000	$27,795,600

		$27,795,600

Water Utilities — 0.2%
Severn Trent PLC	153,212	$2,638,796

		$2,638,796

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Partner Communications Co., Ltd.(1)	67,353	$1,198,227

		$1,198,227

Total Common Stocks (identified cost $825,395,598)		$992,901,365

Preferred Stocks — 32.2%

Security	Shares	Value
Commercial Banks — 14.7%
Abbey National Capital Trust I, 8.963%(2)	4,000	$4,080,144
ABN AMRO North America Capital Funding Trust, 6.968%(2)(3)	1,250	877,344
Bank of America Corp., 6.70%	81,450	1,671,354
Bank of America Corp., Series I, 6.625%	335,000	7,286,250
Barclays Bank PLC, 6.86%(2)(3)	3,500	2,838,836
Barclays Bank PLC, 7.434%(2)(3)	13,500	12,537,423
BBVA International SA Unipersonal, 5.919%(2)	6,500	4,645,582
BNP Paribas, 7.195%(2)(3)	85	7,570,423
CoBank, ACB, 7.00%(3)	400,000	16,287,520
CoBank, ACB, 11.00%(3)	170,000	9,286,250
Credit Agricole SA/London, 6.637%(2)(3)	13,950	10,860,103
DB Capital Funding VIII, 6.375%	167,824	3,364,871
DB Contingent Capital Trust II, 6.55%	251,077	5,069,245
Den Norske Bank, 7.729%(2)(3)	16,000	16,434,752
JPMorgan Chase & Co., 7.90%(2)	9,250	9,497,826
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)	20,750	77,812
Lloyds Banking Group PLC, 6.657%(2)(3)(5)	18,750	10,031,250
Royal Bank of Scotland Group PLC, 7.648%(2)	4,086	3,135,306
Royal Bank of Scotland Group PLC, Series F, 7.65%	134,739	2,514,230
Royal Bank of Scotland Group PLC, Series H, 7.25%	80,000	1,410,400
Royal Bank of Scotland Group PLC, Series L, 5.75%	277,725	3,999,240
Santander Finance SA Unipersonal, 10.50%	81,390	2,095,792
Standard Chartered PLC, 6.409%(2)(3)	128	11,139,509
UBS Preferred Funding Trust I, 8.622%(2)	9,200	9,099,150
Wells Fargo & Co., 7.98%(2)	2,400	2,481,034
Wells Fargo & Co., Class A, 7.50%	6,890	6,476,600

		$164,768,246

Electric Utilities — 0.5%
Entergy Arkansas, Inc., 6.45%	110,000	$2,622,818
Southern California Edison Co., 6.00%	37,000	3,442,850

		$6,065,668

Food Products — 0.8%
Dairy Farmers of America, 7.875%(3)	73,750	$6,047,500
Ocean Spray Cranberries, Inc., 6.25%(3)	47,500	3,526,875

		$9,574,375

Insurance — 8.7%
Aegon NV, 6.375%	330,000	$5,633,100
Arch Capital Group, Ltd., Series A, 8.00%	424,500	10,803,525
Arch Capital Group, Ltd., Series B, 7.875%	60,500	1,524,600
AXA SA, 6.379%(2)(3)	2,000	1,657,832
AXA SA, 6.463%(2)(3)	18,925	15,505,196
Endurance Specialty Holdings, Ltd., Series A, 7.75%	317,500	7,267,575
ING Capital Funding Trust III, 8.439%(2)	17,075	15,790,550
PartnerRe, Ltd., 6.50%	25,000	545,500
Prudential PLC, 6.50%	21,400	17,694,248

Security	Shares	Value
RAM Holdings, Ltd., Series A, 7.50%(2)(4)	13,000	$3,250,812
RenaissanceRe Holdings, Ltd., Series C, 6.08%	199,100	3,914,306
RenaissanceRe Holdings, Ltd., Series D, 6.60%	400,500	8,630,775
Zurich Regcaps Fund Trust I, 6.58%(2)(3)	6,000	5,137,500

		$97,355,519

Oil, Gas & Consumable Fuels — 1.1%
Kinder Morgan GP, Inc., 8.33%(2)(3)	12,000	$12,128,250

		$12,128,250

Real Estate Investment Trusts (REITs) — 6.4%
CapLease, Inc., 8.125%	400,000	$9,592,000
ProLogis Trust, 6.75%	670,700	13,440,828
Public Storage, Inc., 6.85%	400,000	9,862,520
Regency Centers Corp., Series C, 7.45%	159,395	3,866,923
Vornado Realty Trust, 7.00%	1,600,000	35,000,000

		$71,762,271

Total Preferred Stocks (identified cost $429,801,131)		$361,654,329

Corporate Bonds & Notes — 6.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 3.2%
American Express Co., 6.80% to 9/1/16, 9/1/66(6)(7)	$7,330	$6,981,825
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	3,000	2,932,500
Capital One Capital V, 10.25%, 8/15/39	10,750	11,623,438
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57(6)(7)	8,400	8,064,000
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37(6)(7)	7,250	5,854,375

		$35,456,138

Diversified Financial Services — 0.8%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	$10,000	$9,312,500

		$9,312,500

Insurance — 1.6%
Everest Reinsurance Holdings, Inc., 6.60% to 5/15/17, 5/15/37(6)(7)	$12,900	$10,771,500
MetLife, Inc., 10.75%, 8/1/39(6)	6,000	7,184,898

		$17,956,398

Retail-Food and Drug — 1.2%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37(6)(7)	$15,000	$13,581,090

		$13,581,090

Total Corporate Bonds & Notes (identified cost $72,997,368)		$76,306,126

Total Investments — 127.3% (identified cost $1,328,194,097)	$1,430,861,820

Other Assets, Less Liabilities — (27.3)%	$(306,704,997)

Net Assets — 100.0%	$1,124,156,823

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

During the period ended May 31, 2010, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC and, prior to its liquidation in February 2010, Cash Management Portfolio, affiliated investment companies available to Eaton Vance portfolios and funds which invest in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio for the fiscal year to date ended May 31, 2010 was $11,030 and $0, respectively.

(1)		All or a portion of this security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at May 31, 2010.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2010, the aggregate value of these securities is $144,876,875 or 12.9% of the Fund’s net assets.

(4)		Defaulted security.

(5)		Non-income producing security.

(6)		The maturity date shown is the scheduled maturity date which is earlier than the final maturity date due to the possibility of earlier repayment.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	57.0%	$815,287,386
France	9.7	139,361,541
United Kingdom	5.9	83,940,696
Brazil	3.6	51,783,126
Switzerland	3.5	50,471,513
Germany	3.5	49,769,647
Norway	3.2	45,406,210
Bermuda	2.5	35,937,093
Italy	2.5	35,129,130
Netherlands	2.3	32,974,084
Australia	2.2	31,188,040
Finland	2.2	31,134,057
Sweden	1.1	15,961,966
Mexico	0.6	9,145,500
Spain	0.1	2,095,792
Israel	0.1	1,198,227
Iceland	0.0	77,812

Total Investments	100.0%	$1,430,861,820

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
6/3/10	Euro 31,930,473	United States Dollar 42,247,209	$3,063,267
6/3/10	Euro 36,504,594	United States Dollar 48,390,489	3,593,350
6/3/10	Euro 34,226,429	United States Dollar 45,247,340	3,245,882
6/3/10	Euro 42,534,800	United States Dollar 56,256,952	4,059,757
6/3/10	Euro 32,070,447	United States Dollar 42,464,318	3,108,606

			$17,070,862

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $17,070,862.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,329,208,974

Gross unrealized appreciation	$226,876,525
Gross unrealized depreciation	(125,223,679)

Net unrealized appreciation	$101,652,846

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$64,391,610	$44,546,878		$—	$108,938,488
Consumer Staples	45,608,281	28,702,553		—	74,310,834
Energy	132,834,720	42,317,076		—	175,151,796
Financials	40,450,626	70,069,199		—	110,519,825
Health Care	28,601,383	30,828,088		—	59,429,471
Industrials	48,235,900	—		—	48,235,900
Information Technology	64,395,040	10,045,616		—	74,440,656
Materials	74,148,240	—		—	74,148,240
Telecommunication Services	53,415,548	48,538,794		—	101,954,342
Utilities	67,774,720	97,997,093		—	165,771,813

Total Common Stocks	$619,856,068	$373,045,297	*	$—	$992,901,365

Preferred Stocks
Consumer Staples	$—	$9,574,375		$—	$9,574,375
Energy	—	12,128,250		—	12,128,250
Financials	99,107,114	234,778,922		—	333,886,036
Utilities	3,442,850	2,622,818		—	6,065,668

Total Preferred Stocks	$102,549,964	$259,104,365		$—	$361,654,329

Corporate Bonds & Notes	$—	$76,306,126		$—	$76,306,126

Total Investments	$722,406,032	$708,455,788		$—	$1,430,861,820

Forward Foreign Currency Exchange Contracts	$—	$17,070,862		$—	$17,070,862

Total	$722,406,032	$725,526,650		$—	$1,447,932,682

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 26, 2010